Other Receivables - Summary of Other Receivables (Detail) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other receivables [abstract]
Rent deposit	£ 407	£ 293
VAT recoverable	370	269
Other	239	10
Total	£ 1,016	£ 572